                                                          File No. 811-5017
                                                          File No. 33-11466

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D. C.  20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                      Post-Effective Amendment No. 28

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                             Amendment No. 28

W&R TARGET FUNDS, INC.
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                   (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
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         (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
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                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          _____  immediately upon filing pursuant to paragraph (b)
          _____  on (date) pursuant to paragraph (b)
          _____  60 days after filing pursuant to paragraph (a)(1)
          _____  on (date) pursuant to paragraph (a)(1)
          __X__  75 days after filing pursuant to paragraph (a)(2)
          _____  on (date) pursuant to paragraph (a)(2) of Rule 485
          _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

===========================================================================

                DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the
Registrant's fiscal year ended December 31, 2002 was filed on March 7,
2003.

                         W&R TARGET FUNDS, INC.

                             6300 Lamar Avenue

                              P. O. Box 29217

                    Shawnee Mission, Kansas  66201-9217

                               913-236-2000
                               888-WADDELL
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                              _______ , 2003

                                 PROSPECTUS

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     W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund. This Prospectus offers two separate
Portfolios of the Fund, each with a separate goal and investment policies.

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Small Company Value Portfolio seeks long-term accumulation of capital.

    This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by
Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the
Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

An Overview of the Portfolios

                          Micro Cap Growth Portfolio
Goal

Micro Cap Growth Portfolio seeks long-term capital appreciation.
Principal Strategy

Micro Cap Growth Portfolio seeks to achieve its goal by investing primarily in equity securities of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000 Growth Index (micro cap companies) at the time of purchase. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Waddell & Reed Investment
Management Company, the Portfolio's investment manager (WRIMCO), seeks to invest in securities of companies that it believes show sustainable earnings growth potential and improving profitability.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Micro Cap
Growth Portfolio. These include:

* potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Portfolio's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

* the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

* the impact of the Portfolio's investments in initial public offerings
  (IPOs)

* WRIMCO's skill in evaluating and selecting securities for the Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies' small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Micro Cap Growth Portfolio is designed for investors seeking long-term capital appreciation from investment in faster-growing companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

Micro Cap Growth Portfolio has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the
Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.
There are no fees or charges to buy and sell shares of Micro Cap Growth
Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses

(expenses  that   are  deducted from
Portfolio assets)

Management Fees                                0.90%

Distribution and Service                       0.25%
(12b-1) Fees

Other Expenses                                 0.08%

Total Annual Portfolio                         1.23%
Operating Expenses[1]

[1] WRIMCO has voluntarily agreed to waive its management fee for any day that the Portfolio's net assets are less than $25 million, subject to
WRIMCO's right to change or modify this waiver.

Example

This example is intended to help you compare the cost of
investing in the shares of Micro Cap Growth Portfolio with the cost of investing in other portfolios. The example assumes that
(a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1 Year          3 Years
    $125             $390

                       Small Company Value Portfolio

Goal

Small Company Value Portfolio seeks long-term accumulation of capital.

Principal Strategy

Small Company Value Portfolio seeks to achieve its goal by investing primarily in various types of equity securities of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap
Category (small cap companies). These equity securities will consist primarily of common stocks but may also include preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, WRIMCO searches for those companies that appear to be undervalued or trading below their true worth and examines such features as the company's financial condition, business prospects, competitive position and business strategy. WRIMCO looks for companies that appear likely to come back into favor with investors, for reasons that may include, for example, good prospective earnings, strong management teams or new products or services. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued.

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below
WRIMCO's expectations.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Company
Value Portfolio. These include:

* potentially greater price volatility of the equity securities of small companies held by the Portfolio

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Portfolio's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

* the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

* the impact of the Portfolio's investments in initial public offerings
  (IPOs)

* the Sub-Advisor's skill in evaluating and selecting securities for the
  Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies' small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Small Company Value Portfolio is designed for investors seeking long-term accumulation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

Small Company Value Portfolio has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Company Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the
Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of Small Company Value
Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses

(expenses  that   are  deducted from
Portfolio assets)

Management Fees                                 0.85%

Distribution and Service                        0.25%
(12b-1) Fees

Other Expenses                                  0.08%

Total Annual Portfolio                          1.18%
Operating Expenses[1]

[1] WRIMCO has voluntarily agreed to waive its management fee for any day that the Portfolio's net assets are less than $25 million, subject to
WRIMCO's right to change or modify this waiver.

Example

This example is intended to help you compare the cost of
investing in the shares of Small Company Value Portfolio with the cost of investing in other portfolios. The example assumes that
(a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1 Year          3 Years
     $120            $375

The Investment Principles of the Portfolios

Investment Goals, Principal Strategies and Other Investments

Micro Cap Growth Portfolio

The goal of Micro Cap Growth Portfolio is to seek long-term capital appreciation. The Portfolio seeks to achieve this goal by investing primarily in various types of equity securities of micro cap companies. The
Portfolio may occasionally invest in equity securities of larger companies.

The Portfolio considers a company's capitalization at the time the
Portfolio acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Russell 2000 Growth Index after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in micro cap companies. There is no guarantee, however, that the Fund will achieve its goal.

In selecting equity securities for the Portfolio, WRIMCO primarily looks to a company's potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential,
WRIMCO considers such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WRIMCO believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Portfolio's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Small Company Value Portfolio

The goal of Small Company Value Portfolio is to seek long-term accumulation of capital. The Portfolio seeks to achieve this goal by investing primarily in various types of equity securities of small cap companies. The Portfolio may occasionally invest in equity securities of mid and large cap companies, companies which fall outside the capitalization range of companies within the Lipper, Inc. Small Cap Category.

The Portfolio considers a company's capitalization at the time the
Portfolio acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Lipper, Inc. Small Cap
Category after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap companies. There is no guarantee, however, that the Fund will achieve its goal.

WRIMCO uses both a "top-down" (assess the market environment) and a
"bottom-up" (research individual issuers) analysis of issuers and stocks, including the following:

*    intrinsic value of the company not reflected in the stock price

*    historical earnings growth

*    future expected earnings growth

*    company's position in its respective industry

*    industry conditions

*    competitive strategy

*    management capabilities

*    free cash flow potential

The Portfolio's purchases of equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may also invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Additional Investment Considerations

The goal and investment policies of each Portfolio may be changed by the
Board of Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal. For example, a Portfolio may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information in the Statement of Additional Information
(SAI) about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Portfolio is subject to equity risk and other market risk, financial risk, sector risk, concentration risk, IPO risk, mid size company risk, and small and micro cap company risk. The
Portfolios are also subject to risks specific to their investment strategies.

*   Market risk is the possibility of a change in the price of the security because of market factors, including changes in interest rates. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Portfolio may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Portfolio will likely change as well.

*   Financial risk is based on the financial situation of the issuer of the security. For an equity investment, a Portfolio's financial risk may depend, for example, on the earnings performance of the company issuing the stock. To the extent a Portfolio invests in debt securities, the Portfolio's financial risk depends on the credit quality of the securities in which it invests.

*   Sector risk is the possibility that securities of companies in specific industries or sectors of the economy perform differently than the overall market. Such different performance may, at times, be due to changes in the regulatory or competitive environment or in investor perception of a company or sector.

*   Concentration risk is the possibility that a Portfolio's performance may be more susceptible to a single economic, regulatory or technological event if it holds a less diversified portfolio of securities.

*   IPO risk is the risk that a Portfolio will not be able to sustain the positive effect on performance that may result from investments in
    IPOs. Investments in IPOs can have a significant positive impact on the Portfolio's performance. The positive effect of investments of
    IPOs may not be sustainable because of a number of factors. The
    Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of
    IPOs is also likely to decline as a Portfolio grows.

*   Mid size company risk is the risk that equity securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies'
    limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

*   Small and micro cap company risk is the risk that equity securities of micro cap companies are more susceptible to market volatility than larger companies due to more limited management, resources, product lines and available markets.  Such securities are also less frequently traded and more likely to experience wider price fluctuations, which could make them more difficult to sell.

Certain types of each Portfolio's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Portfolio to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Portfolio to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it may generate will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments.

                      The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the
Fund's Board of Directors. WRIMCO provides investment advice to, and generally conducts the investment management program for, Micro Cap Growth
Portfolio and Small Company Value Portfolio. WRIMCO and/or its predecessor have served as investment manager to the Fund since its inception and to each of the registered investment companies in the Waddell & Reed Advisors
Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217,
Shawnee Mission, Kansas 66201-9217.

_______________ is primarily responsible for the management of Micro Cap
Growth Portfolio. _______________ has held [his/her] responsibilities for
Micro Cap Growth Portfolio since its inception.

____________ is primarily responsible for the management of Small Company
Value Portfolio. _______________ has held [his/her] responsibilities for
Small Company Value Portfolio since its inception.

Members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for Micro Cap Growth Portfolio, 0.90% of net assets up to $1 billion, 0.87%
of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion; and

for Small Company Value Portfolio, 0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over
$3 billion.

WRIMCO has voluntarily agreed to waive its management fee for any day that a Portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the
Investment Company Act of 1940, as amended. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc., an affiliate of WRIMCO and the
Distributor of the Policies for which the Fund is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed, Inc. for amounts it expends in connection with the provision of personal services to
Policyowners.

                         PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value (NAV) per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance
Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

*     the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted

*     the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable

*     the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

                              NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

*     The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.

*     Bonds are generally valued according to prices quoted by an independent pricing service.

*     Short-term debt securities are valued at amortized cost, which approximates market value.

*     Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of
      Directors.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Each Portfolio may invest in securities listed on foreign exchanges, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares.
When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

Similarly, if events materially affecting the value of foreign investments occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

                        DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for Saturday and
Sunday are paid to shareholders of record on the preceding Thursday.
Dividends from the Portfolios usually are declared and paid annually in
December in additional full and fractional shares of that Portfolio.
Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of a Portfolio, if any, are declared and paid annually in December in additional full and fractional shares of the Portfolio.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating
Insurance Companies and their separate accounts, no discussion is included here as to the Federal income tax consequences to the Portfolios'
shareholders. For information concerning the Federal tax consequences to
Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

Financial Highlights

Micro Cap Portfolio and Small Company Value Portfolio have not been in operation prior to the date of this Prospectus; therefore, no financial highlights are provided in this section.

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas  66201-9217

PROSPECTUS

Custodian
  UMB Bank, n. a.
  928 Grand Boulevard
  Kansas City, Missouri 64106

Legal Counsel
 Kirkpatrick & Lockhart LLP
 1800 Massachusetts Avenue NW
 Washington, D. C. 20036

Independent Auditors
 Deloitte & Touche LLP
 1010 Grand Boulevard
 Kansas City, Missouri 64106-2232

Investment Manager
  Waddell & Reed Investment Management Company
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas 66201-9217
  913-236-2000
  888-WADDELL

Accounting Services Agent
  Waddell & Reed Services Company
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas 66201-9217
  913-236-2000
  888-WADDELL

Our INTERNET address is:
  http://www.waddell.com

W&R Target Funds, Inc.
PROSPECTUS

You can get more information about the Portfolios in --

    * the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the
      Prospectus and the SAI. The Portfolios' current SAI is on file with the Securities and Exchange Commission (SEC), and it is
      incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

To request a copy of the current SAI, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the Portfolios' SAI may also be requested at request@waddell.com.

Information about the Portfolios and the Fund (including the current SAIs and the Fund's most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is: 811-5017.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

                          W&R TARGET FUNDS, INC.

                          Micro Cap Growth Portfolio
                     Small Company Value Portfolio

                            6300 Lamar Avenue
                             P. O. Box 29217
                   Shawnee Mission, Kansas  66201-9217
                              913-236-2000
                               888-WADDELL

                            _____________, 2003

                     STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (SAI) is not a prospectus.
Investors should read this SAI in conjunction with the prospectus
(Prospectus) for Micro Cap Growth Portfolio and Small Company Value
Portfolio (each, a Portfolio) of W&R Target Funds, Inc. (Fund) dated _____,
2003, which may be obtained by request to the Fund or Waddell & Reed, Inc.
at the address or telephone number shown above.

     Each of the Portfolios of W&R Target Funds, Inc. is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, each Portfolio is an open-end, diversified management company. The Fund was organized as a Maryland corporation on
December 2, 1986. The Fund sells its shares only to the separate accounts of Participating Insurance Companies to fund certain variable life insurance policies and variable annuity contracts (Policies).

                          PERFORMANCE INFORMATION

     From time to time, advertisements and sales materials for one or more of the Portfolios may include total return information and/or performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the
Portfolio.

Total Return

     The following relates to each Portfolio. Total return is the overall change in the value of an investment over a given period of time. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Total return is calculated by assuming an initial $1,000 investment. No sales charge is required to be paid by the Participating
Insurance Companies for purchase of shares. All dividends and distributions are assumed to be paid in shares at their net asset value (NAV) as of the day the dividend or distribution is paid. The formula used to calculate the total return is:

        P(1 + T){superscript n} =  ERV

       Where :  P = $1,000 initial payment
                T = Average annual total return
                n = Number of years
              ERV = Ending redeemable value of the $1,000 investment for the periods shown.

     Micro Cap Growth Portfolio and Small Company Growth Portfolio have not been in operation prior to the date of this SAI; therefore, no average annual total return information is provided.

     Unaveraged or cumulative total return may also be quoted. Such total return data reflects the change in value of an investment over a stated
period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period. The Fund may also provide non-standardized performance information.

Performance Rankings and Other Information

     From time to time, advertisements and information furnished to present or prospective Policyholders may include a Portfolio's performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as The Wall Street Journal, Business Week, Barron's, Fortune,
Morningstar, etc. A Portfolio's performance may also be compared to that of other selected mutual funds or recognized market indicators including the
Standard & Poor's 500 Composite Stock Price Index and the Dow Jones
Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, the Fund may provide additional information, such as the particular category to which it related, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

    Performance information for a Portfolio may be accompanied by information about market conditions and other factors that affected the
Portfolio's performance for the period(s) shown.

     All performance information included in advertisements or sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

               INVESTMENT STRATEGIES, POLICIES AND PRACTICES

     This SAI supplements the information contained in the Portfolios'
Prospectus and contains more detailed information about the investment strategies and policies the investment manager, Waddell & Reed Investment
Management Company (WRIMCO), may employ, and the types of instruments in which a Portfolio may invest, in pursuit of the Portfolio's goal. A summary of the risks associated with these instrument types and investment practices is included as well.

    WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by the Portfolio's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help the Portfolio achieve its goal. See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental, or operating, investment restrictions and policies of the Portfolios.

Securities - General

    The main types of securities in which the Portfolios may invest include common stock, preferred stock, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Portfolio invests may include preferred stock that converts into common stock. Each Portfolio may invest in preferred stock rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality.
As a general matter, however, when interest rates rise, the values of fixed-rate securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

    Lower quality debt securities, or junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis, as applicable, are an especially important part of managing securities of this type held by the Portfolio. WRIMCO continuously monitors the issuers of lower-rated debt securities in the Portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the shareholders of the affected Portfolio(s).

    Subject to its investment restrictions, a Portfolio may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by
Standard & Poor's (S&P) and D by Moody's Corporation (Moody's)). Debt
securities rated D by S&P or D by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by
Moody's are considered to be investment grade debt securities; however, securities rated BBB or Baa may have speculative characteristics. In addition, a Portfolio will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating.

     While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Portfolio may retain a portfolio security whose rating has been changed.

     The Portfolios may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security.
The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash.
Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

    The Portfolios may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

    The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

    The Portfolios may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may
(and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

    Bank Deposits

    Among the other debt securities in which the Portfolios may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit
Insurance Corporation insures the principal of certain such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and a Portfolio may invest in them only within the 15% limit mentioned below under Investment Restrictions and Limitations regarding illiquid securities unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

   Borrowing

     Each Portfolio may borrow money only for temporary, emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets less liabilities (other than borrowings). See Investment Restrictions and Limitations.

  Foreign Securities and Currencies

     Each Portfolio may invest up to 10% of its total assets in the securities of foreign issuers, including depository receipts. See
Investment Restrictions and Limitations.

    In general, depository receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depository receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depository
Receipts (ADRs), in registered form, are dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depository receipts and European depository receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depository receipts are more recently developed receipts designed to facilitate the trading of foreign issuers by
U.S. and non-U.S. investors and traders. ADRs are not treated as securities of foreign issuers for purposes of the foregoing 10% limitation, although each Portfolio may not invest more than 10% of its total assets in ADRs.

     WRIMCO believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. WRIMCO believes that a Portfolio's ability to invest assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

     However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S.
markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

    Investing abroad also involves different political and economic risks.
Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-
sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that
WRIMCO will be able to anticipate these potential events or counter their effects.

    The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France,
Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

    Certain foreign securities impose restrictions on transfer within the
United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

    Investments in obligations of domestic branches of foreign banks will not be considered to be foreign securities if WRIMCO has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal or state chartered domestic banks doing business in the same jurisdiction.

   Illiquid Investments

     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

    (1)  repurchase agreements not terminable within seven days;

    (2)  securities for which market quotations are not readily available;

    (3)  over-the-counter (OTC) options and their underlying collateral;

    (4)  bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;

    (5)  restricted securities not determined to be liquid pursuant to guidelines established by or under the direction of the Fund's
         Board of Directors;

    (6)  non-government stripped fixed-rate mortgage-backed securities;

    (7)  securities involved in swap, cap, floor and collar transactions;
         and

    (8)  direct debt instruments.

    The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    If, through a change in values, net assets, or other circumstances, a
Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

   Index Depositary Receipts

     Each Portfolio may invest up to 5% of its total assets in one or more types of depositary receipts (DRs) as a means of tracking the performance of a designated stock index while maintaining liquidity. A Portfolio may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500
Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the
S&P MidCap 400 Index; and "Dow Industrial Diamonds," which track the Dow
Jones Industrial Average, or in other DRs which track indexes, provided that such investments are consistent with the Portfolio's investment objective as determined by WRIMCO. Each of these securities represents shares of ownership of a long-term unit investment trust (a type of investment company) that holds all of the stock included in the relevant underlying index.

     DRs carry a price which equals a specified fraction of the value of the designated index and are exchange traded. As with other equity transactions, brokers charge a commission in connection with the purchase of DRs. In addition, an asset management fee is charged in connection with the underlying unit investment trust (which is in addition to the asset management fee paid by a Portfolio).

     Trading costs for DRs are somewhat higher than those for stock index futures contracts, but, because DRs trade like other exchange-listed equities, they represent a quick and convenient method of maximizing the use of a Portfolio's assets to track the return of a particular stock index. DRs share in the same market risks as other equity investments.

   Indexed Securities

    Each Portfolio may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, or other financial indicators, subject to each Portfolio's operating policy regarding derivative instruments. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or whose coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the
United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments.

    Recent issuers of indexed securities have included banks,
corporations, and certain U.S. government agencies. WRIMCO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

   Investment Company Securities

     Each Portfolio may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

   Lending Securities

     Securities loans may be made on a short-term or long-term basis for the purpose of increasing a Portfolio's income. If a Portfolio lends securities, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not lent the securities. The Portfolio also receives additional compensation. Under a Portfolio's current securities lending procedures, the Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by WRIMCO.

     Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (Guidelines). At the time of each loan, a Portfolio must receive collateral equal to no less than 100% of the market value of the securities lent. Under the present
Guidelines, the collateral must consist of cash or U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a
Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral.
Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the
Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The Portfolio's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio's custodian bank) must be satisfactory to WRIMCO.

     The Portfolios will make loans only under rules of the New York Stock
Exchange (NYSE), which presently require the borrower to give the securities back to the Portfolio within five business days after the
Portfolio gives notice to do so. If a Portfolio loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A
Portfolio may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules, which may be changed without shareholder vote, as to:  (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

    There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

   Options, Futures and Other Strategies

       General. WRIMCO may use certain options, futures contracts
(sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge the Portfolio's investments. The strategies described below may be used in an attempt to manage the risks of a Portfolio's investments that can affect fluctuation in its NAV.

    Generally, a Portfolio may purchase and sell any type of Financial
Instrument. However, as an operating policy, a Portfolio will only purchase or sell a particular Financial Instrument if the Portfolio is authorized to invest in the type of asset by which the return on, or value of, the
Financial Instrument is primarily measured. Since each Portfolio is authorized to invest in foreign securities, each such Portfolio may purchase and sell foreign currency derivatives.

     Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio's portfolio. Thus, in a short hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a
Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If the Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio's holdings is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Financial
Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Portfolio has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the
Commodity Futures Trading Commission (CFTC). In addition, a Portfolio's ability to use Financial Instruments is limited by tax considerations. See
Taxes.

     In addition to the instruments, strategies and risks described below,
WRIMCO expects to discover additional opportunities in connection with
Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with the
Portfolio's goal and permitted by one Portfolio's investment limitations and applicable regulatory authorities. A Portfolio might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Portfolios' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

       Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.
Risks pertaining to particular Financial Instruments are described in the sections that follow:

     (1)  Successful use of most Financial Instruments depends upon
WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2)  There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial
Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.
Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the
Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a
Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3)  If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because WRIMCO projected a decline in the price of a security in the Portfolio's holdings, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial
Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

     (4)  As described below, a Portfolio might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the
Portfolio were unable to close out its positions in such Financial
Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

    (5)  A Portfolio's ability to close out a position in a Financial
Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

      Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party.
Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2)
cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in
(1) above.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

       Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

    The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

     A type of put that a Portfolio may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Portfolio. An optional delivery standby commitment gives the Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

       Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Portfolio's NAV being more sensitive to changes in the value of the related instrument. Each Portfolio may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the
Portfolio as well as the loss of any expected benefit of the transaction.

     A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market.
However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

     If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

       Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.
However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not learn that the Portfolio has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

      OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a
Portfolio great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

    Generally, OTC foreign currency options used by a Portfolio are
European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

       Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes.
Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

     In addition, futures contract strategies can be used to manage the average duration of a Portfolio's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of a Portfolio's fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of a Portfolio's fixed-income portfolio, the
Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Portfolio is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.
In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

       Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

       Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Portfolio's holdings diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a
Portfolio may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline.
If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities.
However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

     Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

    To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-
regulated exchange, in each case other than for bona fide hedging purposes
(as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio's holdings, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is in-the-
money if the value of the underlying futures contract exceeds the strike,
i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.)  This policy does not limit to 5% the percentage of the Portfolio's total assets that are at risk in futures contracts, options on futures contracts and currency options.

      Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

       Turnover. A Portfolio's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within the
Portfolio's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

    Repurchase Agreements

     Each Portfolio may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments. See Investment Restrictions and Limitations. A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

     The majority of repurchase agreements in which a Portfolio will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the
Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest.
The return on such collateral may be more or less than that from the repurchase agreement. A Portfolio's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Portfolio's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the Investment Company Act of 1940, as amended (1940 Act), is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon.
Repurchase agreements are entered into only with those entities approved by
WRIMCO.

   Restricted Securities

     Each Portfolio may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

    There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Portfolio from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which a
Portfolio seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities.
Certain restricted securities, for example Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See Illiquid Investments.

    U.S. Government Securities

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S.
Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Fannie Mae (also known as the Federal National Mortgage
Association), Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association (Ginnie Mae), General Services Administration, Central Bank for
Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage
Corporation (Freddie Mac), Farm Credit Banks, Maritime Administration, the
Tennessee Valley Authority, the Resolution Funding Corporation and the
Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan
Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie
Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

    Variable or Floating Rate Instruments

    Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

   Warrants and Rights

     Each Portfolio may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying shares.

   Short Sales Against The Box

     Each Portfolio may sell securities "short against the box;" provided, however, that a Portfolio's aggregate short sales prices may not, at the time of any short sale, exceed 10% of the Portfolio's total assets. Whereas a short sale is the sale of a security a Portfolio does not own, a short sale is "against the box" if, at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses. Neither
Portfolio has any present intention to sell securities short in this fashion.

Investment Restrictions and Limitations

    Certain of the Portfolios' investment restrictions and other limitations are described in this SAI. The following are each Portfolio's, fundamental investment limitations set forth in their entirety, which cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Portfolio shareholders, by the lesser of (1) the holders of 67% or more of the
Portfolio's shares represented at the meeting, if more than 50% of the
Portfolio's outstanding shares are present in person or by proxy or (2)
more than 50% of the Portfolio's outstanding shares. A Portfolio may not:

    (1)  With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its
         agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of such issuer;

    (2)  Issue bonds or any other class of securities preferred over shares of the Portfolio in respect to the Portfolio's assets or earnings, provided that the Portfolio may issue additional classes of shares in accordance with the Fund's Articles of
         Incorporation;

    (3)  Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other
         financial instruments, (2) the Portfolio may obtain such short-
         term credits as are necessary for the clearance of transactions, and (3) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

    (4)  Borrow money, except that the Portfolio may borrow money for temporary, emergency or extraordinary purposes (not for
         leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the
         Portfolio's total assets less liabilities (other than
         borrowings) will be reduced within three days (not including
         Sundays and holidays) to the extent necessary to comply with the
         33 1/3% limitation.

    (5)  Underwrite securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

    (6)  Purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities) if, as a result, more than 25%
         of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

    (7)  Invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of
         securities (but this shall not prevent the Portfolio from
         purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Portfolio from purchasing interests in pools of real estate mortgage loans);

    (8)  Purchase or sell physical commodities; however, this policy shall not prevent the Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

    (9)  Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend Portfolio securities in accordance with its investment objective and policies and enter into repurchase agreements, to the extent allowed, and in accordance with the requirements, under the 1940 Act. For purposes of this
         restriction, the participation of the Portfolio in a credit facility whereby the Portfolio may directly lend and borrow money for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered the making of a loan.

      The following investment restrictions are not fundamental and may be changed by the Fund's Board of Directors without approval of the shareholders of the affected Portfolio:

    (1)  At least 80% of Micro Cap Growth Portfolio's net assets will be invested, under normal market conditions, in the equity
         securities of micro cap companies. For purposes of this
         restriction, a micro cap company is a company with a market capitalization that is within the range of capitalizations of companies included in the Russell 2000 Growth Index. The
         Portfolio will provide shareholders with written notice at least
         60 days prior to changing this policy;

    (2)  At least 80% of Small Company Value Portfolio's net assets will be invested, under normal market conditions, in small cap
         domestic companies and foreign companies that are publicly traded in the United States. For purposes of this restriction, a small cap company is a company with a market capitalization that is within the range of capitalizations of companies included in the
         Lipper, Inc. Small Cap Category. The Portfolio will provide shareholders with written notice at least 60 days prior to changing this policy;

    (3)  Each Portfolio does not currently intend to invest more than 10%
         of its net assets in securities (including convertible
         securities) rated at least B- by S&P or B3 by Moody's and may not invest in securities below those ratings;

    (4)  Each Portfolio currently intends to limit its investments in foreign securities that are not traded in the U.S., under normal market conditions, to no more than 10% of its total assets; for this purpose, ADRs are not considered foreign securities,
         although each Portfolio does not intend to invest more than 10%
         of its total assets in ADRs;

    (5)  Each Portfolio may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments;

    (6)  Each Portfolio may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act;

    (7)  Neither Portfolio may participate on a joint, or a joint and several, basis in any trading account in any securities (but this does not prohibit the bunching of orders for the sale or purchase of Portfolio securities with orders for other advisory accounts of WRIMCO to reduce brokerage commissions or otherwise to achieve best execution);

    (8)  Each Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases;

    (9)  Each Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding;

    (10) To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the
         aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.)  This policy does not limit to 5% the percentage of a Portfolio's total assets that are at risk in futures contracts and options on futures contracts;
         and

    (11) Each Portfolio may purchase or sell options, futures contracts, options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments only to the extent that a Portfolio is permitted to invest in the type of asset by which the return on, or value of, such instrument is measured.

     An investment policy or limitation that states a maximum percentage of a Portfolio's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the
Portfolio's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a
Portfolio's investment policies and limitations.

Portfolio Turnover

     A Portfolio's turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A
Portfolio's turnover rate may vary greatly from year to year as well as within a particular year.

                  INVESTMENT MANAGEMENT AND OTHER SERVICES

The Management Agreement

     The Fund has an Investment Management Agreement (Management Agreement)
with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of each Portfolio and provide investment advice to each Portfolio. The address of WRIMCO is 6300 Lamar Avenue, P. O. Box
29217, Shawnee Mission, Kansas  66201-9217.

    WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. Waddell &
Reed, Inc. (Waddell & Reed) is a wholly owned subsidiary of Waddell & Reed
Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee
Mission, Kansas 66201-9217.

     WRIMCO and its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors
Funds, W&R Target Funds, Inc., W&R Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. since 1940 or each company's inception date, whichever is later. Waddell & Reed serves as principal underwriter for the investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell
& Reed InvestEd Portfolios, Inc. and acts as the distributor for policies for which the Fund is the underlying investment vehicle.

     The Management Agreement with respect to each Portfolio was approved by the Board of Directors at a meeting held  ________, 2003, and will continue in effect through September 30, 2003, unless sooner terminated.
The Management Agreement provides that it may be renewed year to year as to each Portfolio, provided that any such renewal has been specifically approved, at least annually, by (i) the Board of Directors, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, and (ii) the vote of a majority of the
Directors who are not deemed to be "interested persons" (as defined in the
1940 Act) of the Fund or WRIMCO (the Disinterested Directors). The
Management Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

     In connection with their consideration of the approval of the proposed
Management Agreement as to each Portfolio, the Disinterested Directors met separately with independent legal counsel. In determining whether to approve the Investment Management Agreement as to each Portfolio, the
Disinterested Directors, as well as the Board of Directors, considered a number of factors, including: the nature and quality of investment management services to be provided to the Portfolio by WRIMCO, including
WRIMCO's investment management expertise and the personnel, resources and experience of WRIMCO; the cost to WRIMCO in providing its services under the Management Agreement and WRIMCO's profitability; whether the Portfolios and their shareholders benefit from economies of scale; whether WRIMCO or any of its affiliates receive ancillary benefits that should be taken into consideration in evaluating the investment management fee payable by the
Portfolio; and the investment management fees paid by comparable investment companies.

Accounting Services

     The Management Agreement permits WRIMCO or an affiliate of WRIMCO to enter into a separate agreement for accounting services (Accounting
Services Agreement) with the Fund. The Management Agreement contains detailed provisions as to the matters to be considered by the Fund's
Directors prior to approving any Accounting Services Agreement.

    Under the Accounting Services Agreement entered into between the Fund and Waddell & Reed Services Company (WRSCO), a subsidiary of Waddell &
Reed, WRSCO provides the Fund with bookkeeping and accounting services and assistance including maintenance of the Fund's records, pricing of the
Portfolios' shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new
Accounting Services Agreement, or amendments to an existing one, may be approved by the Fund's Board of Directors without shareholder approval.

Payments by the Fund for Management and Accounting Services

     Under the Management Agreement, for WRIMCO's management services to the Portfolios, the Fund pays WRIMCO a fee as described in the Prospectus.
The Fund accrues and pays this fee daily. Micro Cap Growth Portfolio and
Small Company Value Portfolio have not been in operation prior to the date of this SAI; therefore, no management fees were paid to WRIMCO for the
Portfolios for the period ended December 31, 2002.

    Under the Accounting Services Agreement, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table, based on the assets of each Portfolio.

                          Accounting Services Fee

     Average Net Asset Level              Annual Fee
    (all dollars in millions)        Rate for Each Fund
    -----------------------------    ------------------

    From $    0 to $   10               $      0
    From $   10 to $   25               $ 11,000
    From $   25 to $   50               $ 22,000
    From $   50 to $  100               $ 33,000
    From $  100 to $  200               $ 44,000
    From $  200 to $  350               $ 55,000
    From $  350 to $  550               $ 66,000
    From $  550 to $  750               $ 77,000
    From $  750 to $1,000               $ 93,500
    $1,000 and Over                     $110,000

    Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and WRSCO, respectively, pay all of their own expenses in providing these services. Waddell & Reed and affiliates pay the Fund's Directors and officers who are affiliated with WRIMCO and Waddell & Reed. The Fund pays the fees and expenses of the Fund's other Directors. The Fund pays all of its other expenses. These include the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Portfolio securities and nonrecurring or extraordinary expenses, including litigation and indemnification relating to litigation.

Service Plan

     Under a Service Plan (Plan) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, each Portfolio may pay Waddell & Reed a fee not to exceed .25% of the Portfolio's average annual net assets, paid daily, to compensate Waddell & Reed for its costs and expenses in connection with the provision of personal services to Policyowners.

    The Plan permits Waddell & Reed to be compensated for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Policyowners; increasing services provided to
Policyowners by office personnel; engaging in other activities useful in providing personal service to Policyowners; and in compensating broker-
dealers who may regularly sell Policies, and other third parties, for providing shareholder services.

    The only Directors or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of the Plan are the officers and Directors who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of
Waddell & Reed Financial, Inc., the indirect parent company of Waddell &
Reed. The Plan is anticipated to benefit each Portfolio and the
Policyholders through Waddell & Reed's activities to provide directly, or indirectly, personal services to the Policyholders and thereby promote the maintenance of their accounts with the Fund. The Fund anticipates that
Policyholders may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of the Fund through reduced redemptions and reducing a Policyholder's share of Fund and Portfolio expenses. In addition, the Fund anticipates that the revenues from the Plan will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and Policyholders.

    The Plan was approved by the Fund's Board of Directors, including the
Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plan or any agreement referred to in the Plan (hereafter, Plan Directors).

    Among other things, the Plan provides that (1) Waddell & Reed will provide to the Directors of the Fund at least quarterly, and the Directors will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) amounts to be paid by a Portfolio under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the Portfolio, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan
Directors will be committed to the discretion of the Plan Directors.

Custodial and Auditing Services

     The Custodian for each Portfolio is UMB Bank, n.a., 928 Grand
Boulevard, Kansas City, Missouri. In general, the Custodian is responsible for holding the Portfolios' cash and securities. Deloitte & Touche LLP,
1010 Grand Boulevard, Kansas City, Missouri, is the Fund's independent auditor, and audits the Fund's annual financial statements and prepares the
Fund's tax returns.

                              NET ASSET VALUE

     The NAV of one of the shares of a Portfolio is the value of the
Portfolio's assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115. If it had a liability of $5, the NAV would be $110 ($115 minus $5). If it had 11 shares outstanding, the NAV of one share would be
$10 ($110 divided by 11).

     The NAV per share of each Portfolio is ordinarily computed once each day that the NYSE is open for trading as of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or future held by a
Portfolio is traded. The NYSE ordinarily closes at 4:00 p.m. Eastern time.
The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days:  New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV may change every business day, since the value of the assets and the number of shares outstanding typically change every business day.

     The portfolio securities of the Portfolios that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at the mean of the last bid and asked prices available.
In cases where securities or other instruments are traded on more than one exchange, such securities or other instruments generally are valued on the exchange designated by WRIMCO (under procedures established by and under the general supervision and responsibility of the Board of Directors) as the primary market. Securities traded in the OTC market are valued using the
Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks.

    Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities held by the Portfolios are valued at amortized cost. When market quotations for options and futures contracts and non-exchange traded foreign securities held by a Portfolio are readily available, those securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Warrants and rights to purchase securities are valued at market value. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

     Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Portfolio's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of
Directors. The foreign currency exchange transactions of a Portfolio conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.
This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     When a Portfolio writes a call or a put option, an amount equal to the premium received is included in that Portfolio's Statement of Assets and
Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market to reflect the current market value of the option. If an option a Portfolio wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium that the Portfolio received. If an option written by a Portfolio expires, it has a gain in the amount of the premium; if it enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

    Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Fund's Board of
Directors. They are accounted for in the same manner as exchange-listed puts.

                          DIRECTORS AND OFFICERS

     Following is a list of the Board of Directors (Board) and the officers of the Fund. All of the Directors oversee all of the funds in the Fund
Complex. The Fund Complex is comprised of the funds in the Waddell & Reed
Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed
InvestEd Portfolios, Inc., which, with the addition of Micro Cap Growth
Portfolio and Small Company Value Portfolio, currently number 50 funds.
Directors serve until resignation, retirement, death or removal. The Board, in turn, elects the officers who are responsible for administering the
Fund's day-to-day operations.

   Disinterested Directors

    The following table provides information regarding each Director who is not an "interested person" as defined in the 1940 Act.
NAME, ADDRESS AND AGE	POSITION HELD WITH THE FUND	TERM OF OFFICE: DIRECTOR SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	DIRECTORSHIPS HELD BY DIRECTOR
James M. Concannon Washburn Law School 1700 College Topeka, KS 66621 Age: 55	Director	1997	Professor of Law, Washburn Law School; Formerly, Dean, Washburn Law School	Director, Am Vestors CBO II, Inc. (bond investment firm)
John A. Dillingham 4040 Northwest Claymont Drive Kansas City, MO 64116 Age: 64	Director	1997

President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Company

				none
David P. Gardner 2441 Iron Canyon Drive Park City, UT 84060 Age: 70	Director	1998	Formerly, president, William and Flora Hewlett Foundation	none
Linda K. Graves 6300 Lamar Avenue Overland Park, KS 66202 Age: 49	Director	1995	Formerly, First Lady of Kansas	Director, American Guaranty Life Insurance Company
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 36	Director	1998

General Counsel of the University of Oklahoma, Cameron University and Rogers State Univ.; Vice President of the University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC, commercial enterprise investments

				Director, Oklahoma Appleseed Center for Law and Justice; Trustee, Ivy Fund
John F. Hayes 6300 Lamar Avenue Overland Park, KS 66202 Age: 83	Director	1988	Chairman, Gilliland & Hayes, P.A., a law firm	Director, Central Bank & Trust; Central Financial Corporation
Glendon E. Johnson 13635 Deering Bay Drive, #284 Miami, FL 33158 Age: 79	Director	1971	Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corporation	Chairman of the Board, Bank Assurance Partners (mktng)
Eleanor B. Schwartz 1213 West 95th Court Chartwell #4 Kansas City, MO 64114 Age: 66	Director	1995	Professor, and formerly, Chancellor, University of Missouri at Kansas City	Trustee, Ivy Fund
Frederick Vogel III 6300 Lamar Avenue Overland Park, KS 66202 Age: 67	Director	1971	Retired	none

   Interested Directors

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc.
(WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO), the funds'
principal underwriter, Waddell & Reed, Inc. (W&R), and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership in shares of WDR. The fourth interested director,
Mr. Ross, is a shareholder in a law firm that has represented W&R within the past two years.
NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE: DIRECTOR/ OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	DIRECTOR-SHIPS HELD BY DIRECTOR
Keith A. Tucker 6300 Lamar Avenue Overland Park, KS 66202 Age: 58	Chairman of the Board Director	1998 1993

Chairman of the Board, Chief Executive Officer and Director of WDR; formerly, Principal Financial Officer of WDR; Chairman of the Board and Director of W&R, WRIMCO and WRSCO; formerly, Vice Chairman of the Board of Directors of Torchmark Corporation; formerly, Chairman of the Board of Directors of Torchmark Distributors, Inc.

				Chairman of the Board and Trustee of Ivy Fund
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 Age: 60	President Director	2001 1998

President, Chief Investment Officer and Director of WDR; formerly, Treasurer of WDR; Director of W&R; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO; President, Chief Executive Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR

				Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Chairman and Director, Ivy Services, Inc. (ISI), an affiliate of WRIICO; Trustee, Ivy Fund
Robert L. Hechler 6300 Lamar Avenue Overland Park, KS 66202 Age: 66	Director	1998

Consultant and Director of WDR; Consultant of W&R; formerly, Executive Vice President and Chief Operating Officer of WDR; formerly, President, Chief Executive Officer, Principal Financial Officer, Treasurer and Director of W&R; formerly, Executive Vice President, Principal Financial Officer, Treasurer and Director of WRIMCO; formerly, President, Treasurer and Director of WRSCO

				none
Frank J. Ross, Jr. Polsinelli, Shalton & Welte, P.C. 700 West 47th Street Suite 1000 Kansas City, MO 64112 Age: 49	Director	1996	Shareholder/Director, Polsinelli, Shalton & Welte, P.C., a law firm	Director, Columbian Bank & Trust

   Officers

     The Board has appointed officers who are responsible for the day-to-
day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is
President, the Fund's officers are:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE: OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Theodore W. Howard 6300 Lamar Avenue Overland Park KS 66202 Age: 60	Vice President Treasurer Principal Accounting Officer Principal Financial Officer	1987 1976 1976 2002

Senior Vice President of WRSCO; Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the funds in the Fund Complex; Vice President and Assistant Treasurer of Ivy Fund; formerly, Vice President of WRSCO

Kristen A. Richards 6300 Lamar Avenue Overland Park KS 66202 Age: 35	Vice President Secretary Associate General Counsel	2000 2000 2000

Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO; Vice President, Secretary and Associate General Counsel of each of the funds in the Fund Complex; Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO; Vice President and Secretary of Ivy Fund; formerly, Assistant Secretary of each of the funds in the Fund Complex; formerly, Compliance Officer of WRIMCO

Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Vice President General Counsel Assistant Secretary	2000 2000 2000

Vice President, Secretary and General Counsel of WDR; Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO; Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex; Senior Vice President, General Counsel and Assistant Secretary of ISI and WRIICO; Vice President and Assistant Secretary of Ivy Fund; formerly, Assistant Secretary of WDR; formerly, an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C.

Michael D. Strohm 6300 Lamar Avenue Overland Park KS 66202 Age: 51	Vice President	2002

Senior Vice President and Chief Operations Officer of WDR; President, Director, Chief Executive Officer and Chief Financial Officer of W&R, President and Director of WRSCO; President and Chief Executive Officer of IMSC; Director of ISI and WRIICO; Vice President of Ivy Fund

Michael L. Avery 6300 Lamar Avenue Overland Park KS 66202 Age: 49	Vice President	1997	Senior Vice President of, and Director of Research for, WRIMCO; Vice President and portfolio manager of six funds in the Fund Complex
James C. Cusser 6300 Lamar Avenue Overland Park KS 66202 Age: 53	Vice President	1997

Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President of WRIICO; Senior Vice President and portfolio manager of investment companies managed by WRIICO; Vice President of Ivy Fund

Harry M. Flavin 6300 Lamar Avenue Overland Park KS 66202 Age: 59	Vice President	2000	President, Co-Chief Investment Officer and Director of Austin, Calvert & Flavin; Senior Vice President of WRIMCO; Vice President and portfolio manager of another fund in the Fund Complex
Thomas A. Mengel 6300 Lamar Avenue Overland Park KS 66202 Age: 45	Vice President	1996

Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President and portfolio manager of investment companies managed by WRIICO; Vice President of Ivy Fund

William M. Nelson 6300 Lamar Avenue Overland Park KS 66202 Age: 42	Vice President	1999	Vice President of WRIMCO; Vice President and portfolio manager of one fund in the Fund Complex; employee of WRIMCO since 1995
Cynthia P. Prince-Fox 6300 Lamar Avenue Overland Park KS 66202 Age: 44	Vice President	1994	Vice President and Co-Chief Investment Officer of Austin, Calvert & Flavin; Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex
Philip J. Sanders 6300 Lamar Avenue Overland Park KS 66202 Age: 43	Vice President	1998	Senior Vice President of WRIMCO; Vice President and portfolio manager of one fund in the Fund Complex; formerly, Lead Manager with Tradestreet Investments
Grant P. Sarris 6300 Lamar Avenue Overland Park KS 66202 Age: 36	Vice President	1999

Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President and portfolio manager of investment companies managed by WRIICO; Vice President of Ivy Fund

Zachary H. Shafran 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Vice President	2001

Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President and portfolio manager of investment companies managed by WRIICO; Vice President of Ivy Fund

W. Patrick Sterner 6300 Lamar Avenue Overland Park KS 66202 Age: 54	Vice President	1994	Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex
Mira Stevovich 6300 Lamar Avenue Overland Park KS 66202 Age:	Vice President Assistant Treasurer	1998 1998

Vice President of WRIMCO; Vice President and portfolio manager of four funds in the Fund Complex; Assistant treasurer for each of the funds in the Fund Complex; Senior Vice President and portfolio manager of investment companies managed by WRIICO; Vice President and Assistant Treasurer of Ivy Fund; formerly, Assistant Portfolio Manager for funds managed by WRIMCO

Daniel J. Vrabac 6300 Lamar Avenue Overland Park KS 66202 Age:	Vice President	1997	Senior Vice President and Head of Fixed Income for WRIMCO; Vice President and portfolio manager of seven funds in the Fund Complex
James D. Wineland 6300 Lamar Avenue Overland Park KS 66202 Age:	Vice President	1997

Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President and portfolio manager of investment companies managed by WRIICO; Vice President of Ivy Fund

   Committees of the Board of Directors

     The Board has established the following committees:  Audit Committee,
Executive Committee, Nominating Committee, Valuation Committee and
Investment Review Committee. The respective duties and current memberships are:

Audit Committee:  The Audit Committee meets with the Fund's independent auditors, internal auditors and corporate officers to discuss the scope and results of the annual audit of the Fund, to review financial statements, reports, compliance matters, and to discuss such other matters as the
Committee deems appropriate or desirable. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.
David P. Gardner, James M. Concannon, Linda K. Graves, Frank J. Ross, Jr.,
John F. Hayes and Robert L. Hechler are the members of the Audit Committee.
During the fiscal year ended December 31, 2002, the Audit Committee met four times.

Executive Committee:  When the Board is not in session, the Executive
Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Fund except the power to increase or decrease the size of, or fill vacancies on the Board, and except as otherwise provided by law. Keith A. Tucker, Glendon E. Johnson and John A. Dillingham are the members of the Executive Committee. During the fiscal year ended December 31, 2002, the Executive Committee did not meet.

Nominating Committee:  The Nominating Committee evaluates, selects and recommends to the Board candidates for disinterested directors. Glendon E.
Johnson, Eleanor B. Schwartz and Frederick Vogel III are the members of the
Nominating Committee. During the fiscal year ended December 31, 2002, the
Nominating Committee did not meet.

Valuation Committee:  The Valuation Committee reviews and considers valuation recommendations by management for securities for which market quotations are not available, and values such securities and other assets at fair value as determined in good faith under procedures established by the Board. Keith A. Tucker and Henry J. Herrmann are the members of the
Valuation Committee. During the fiscal year ended December 31, 2002, the
Valuation Committee met six times.

Investment Review Committee:  The Investment Review Committee considers such matters relating to the investment management of the funds in the Fund
Complex as the Committee may, from time to time, determine warrant review, such as investment management policies and strategies, investment performance, risk management techniques and securities trading practices, and may make recommendations as to these matters to the Board. Frederick
Vogel III, Joseph Harroz, Jr. and David P. Gardner are the members of the
Investment Review Committee. The Investment Review Committee was formed in
February 2002; the Committee met once during the fiscal year ended December
31, 2002.

    Ownership of Fund Shares  as of December 31, 2002

The following table provides information regarding shares of the
Portfolios, as well as the aggregate dollar range of shares of all funds overseen by the Director within the Family of Investment Companies.

                           DISINTERESTED DIRECTORS

                                              AGGREGATE DOLLAR
                         DOLLAR RANGE        RANGE OF SHARES OWNED
                         OF PORTFOLIO        IN ALL FUNDS WITHIN
DIRECTOR                 SHARES OWNED*       THE FUND COMPLEX
------------------       -------------       ---------------------
James M. Concannon        none                over $100,000
John A. Dillingham        none                over $100,000
David P. Gardner          none                $10,001 to $50,000
Linda K. Graves           none                over $100,000
Joseph Harroz, Jr.        none                over $100,000
John F. Hayes             none                over $100,000
Glendon E. Johnson        none                over $100,000
Eleanor B. Schwartz       none                $1 to $10,000
Frederick Vogel III       none                over $100,000

                          INTERESTED DIRECTORS

                                              AGGREGATE DOLLAR
                         DOLLAR RANGE        RANGE OF SHARES OWNED
                         OF PORTFOLIO        IN ALL FUNDS WITHIN
DIRECTOR                 SHARES OWNED*       THE FUND COMPLEX
-----------------        -------------       ---------------------
Robert L. Hechler         none                over $100,000
Henry J. Herrmann         none                over $100,000
Frank J. Ross, Jr.        none                over $100,000
Keith A. Tucker           none                over $100,000

*The Portfolios have not been in operation prior to the date of this SAI;
therefore, the Directors could not own shares of the Portfolios.

    The Board of Directors of the Fund has created an honorary position of
Director Emeritus. The Director Emeritus policy currently provides that an incumbent Director who has attained the age of 70 may, or if initially elected as a Director on or after May 31, 1993, has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided that the Director has served as a Director of the Fund for at least five years, which need not have been consecutive. A Director Emeritus receives an annual fee from the
Fund in an amount equal to the annual retainer at the time he or she resigned as a Director; provided that a Director initially elected to a
Board of Directors on or after May 31, 1993, receives such annual fee only for a period of three years commencing upon the date the Director began his or her service as Director Emeritus, or in an equivalent lump sum. A
Director Emeritus receives these fees in recognition of his or her past services, whether or not services are rendered in his or her capacity as
Director Emeritus, but he or she has no authority or responsibility with respect to management of the Fund. Messrs. Henry L. Bellmon, Jay B.
Dillingham, William T. Morgan, Doyle Patterson, Ronald K. Richey and Paul
S. Wise retired as Directors of the Fund and of each of the other funds in the Family of Investment Companies, and each serves as Director Emeritus.

    The funds in the Fund Complex pay to each Director (other than
Directors who are affiliates of Waddell & Reed) an annual base fee of
$65,500 (of which at least $7,500 is deferred), plus $4,250 for each meeting of the Board attended, plus reimbursement of expenses for attending such meeting, and $500 for each committee meeting attended which is not in conjunction with a Board meeting. The fees to the Directors are divided among the funds in the Fund Complex based on each fund's relative size.
During the fiscal year ended December 31, 2002, the Directors received the following fees for service as a Director:

                            COMPENSATION TABLE

                                           Total
                        Aggregate      Compensation
                       Compensation     From Fund
                           From         and Fund
Director                  Fund[1]       Complex[2]
--------               ------------    ------------
Henry J. Herrmann         $    0        $     0
Keith A. Tucker                0              0
James M. Concannon        10,403         81,500
John A. Dillingham        10,403         81,500
David P. Gardner          10,403         81,500
Linda K. Graves           10,403         81,500
Joseph Harroz, Jr.        10,403         81,500
John F. Hayes             10,403         81,500
Robert L. Hechler          9,460         74,000
Glendon E. Johnson        10,403         81,500
William T. Morgan[3]       9,848         77,250
Frank J. Ross, Jr.        10,403         81,500
Eleanor B. Schwartz       10,403         81,500
Frederick Vogel III       10,403         81,500

[1]The Portfolios have not been in operation prior to the date of this SAI;
therefore, they did not share in the cost of the compensation from the
Fund.

[2]No pension or retirement benefits have been accrued as a part of Fund expenses.

[3]Mr. Morgan resigned his position as Director of the Fund and of each of the funds in the Fund Complex effective June 1, 2002.

    The officers are paid by WRIMCO and its affiliates.

                         PURCHASES AND REDEMPTIONS

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share. No sales charge is paid by any Participating Insurance Company for purchase of shares. Redemptions will be made at the NAV per share of the
Portfolio. Payment is generally made within seven days after receipt of a proper request to redeem. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:  (1) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (2) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (3) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Fund; or (4) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Fund's Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-
day period for any one shareholder.

     Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners. The Fund need not accept any purchase order and it may discontinue offering the shares of any Portfolio.

                        SHAREHOLDER COMMUNICATIONS

     Policyowners will receive, from the Participating Insurance Companies, financial statements of the Fund as required under the 1940 Act. Each report shows the investments owned by the Portfolio and the market values thereof and provides other information about the Fund and its operations.

                                   TAXES

General

    Shares of the Portfolios are offered only to insurance company separate accounts that fund Policies. See the applicable Policy prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Policyholders.

    Each Portfolio is treated as a separate corporation for Federal income tax purposes. Each Portfolio intends to qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended (Code), so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net taxable investment income, net short-term capital gain and net gains from certain foreign currency transactions) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (Distribution Requirement), and must meet several additional requirements. With respect to each Portfolio, these requirements include the following:  (1) the Portfolio must derive at least
90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward contracts) derived with respect to its business of investing in securities or those currencies
(Income Requirement); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the
Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (50% Diversification Requirement);
and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

    Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code,
place certain limitations on the assets of each separate account -- and, because section 817(h) and those regulations treat the assets of each
Portfolio as assets of the related separate account, of each Portfolio --
that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the safe harbor described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80%
by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a
Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the
Policyowners other than as described in the prospectuses for the Policies.
If any Portfolio failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), as dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Code section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

     Dividends and distributions declared by a Portfolio in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year even if they are paid by the Portfolio during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December 31 falls.

     Each Portfolio will be subject to a nondeductible 4% excise tax
(Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Portfolio may defer into the next calendar year net capital losses incurred between
November 1 and the end of the current calendar year. It is the Portfolio's policy to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

     Dividends and interest received, and gains realized, by a Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

    Each Portfolio may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation that (with certain exceptions), in general, meets either of the following tests:  (1) at least
75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

    If a Portfolio invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the
Portfolio to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Portfolio by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

    The Portfolio may elect to mark to market its stock in any PFIC.
Marking-to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Portfolio's adjusted basis therein as of the end of that year.
Pursuant to the election, the Portfolio also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Portfolio's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Income from Options, Futures and Forward Currency Contracts and Foreign
Currencies

     The use of hedging and option income strategies, such as writing
(selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

    Any income a Portfolio earns from writing options is treated as short-
term capital gains. If a Portfolio enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If an option written by a Portfolio lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Portfolio thus sells the securities subject to the option, the premium the Portfolio receives will be added to the exercise price to determine the gain or loss on the sale.

     Certain options, futures contracts and forward currency contracts in which a Portfolio may invest may be section 1256 contracts. Section 1256 contracts held by a Portfolio at the end of its taxable year, other than contracts subject to a mixed straddle election made by the Portfolio, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and
60% of any net realized gains or losses from any actual sales of section
1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and other purposes. A Portfolio may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

     Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts in which a Portfolio may invest.
That section defines a straddle as offsetting positions with respect to personal property; for these purposes, options, futures contracts and forward currency contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under section
1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to a Portfolio are not entirely clear.

    If a Portfolio has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument
(other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract entered into by a Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and a Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-
day period is a Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

                        DIVIDENDS AND DISTRIBUTIONS

     It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio.

     Dividends from investment income of the Portfolios will usually be declared and paid annually in December in additional full and fractional shares of the Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and on shares the day they are redeemed.

     All net realized long-term or short-term capital gains of the
Portfolios, if any, are declared and distributed annually in December to the shareholders of the Portfolios to which such gains are attributable.

    It is the policy of each Portfolio to make annual capital gains distributions to the extent that net capital gains are realized in excess of available capital loss carryovers. Income and expenses are earned and incurred separately by each Portfolio, and gains and losses on portfolio transactions of each Portfolio are attributable only to that Portfolio. For example, capital losses realized by one Portfolio would not affect capital gains realized by another Portfolio.

                   PORTFOLIO TRANSACTIONS AND BROKERAGE

     One of the duties undertaken by WRIMCO, pursuant to the Management
Agreement, is to arrange the purchase and sale of securities for Micro Cap
Growth Portfolio and Small Company Value Portfolio, respectively. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. WRIMCO may manage other advisory accounts with investment objectives similar to those of their respective Portfolios. It can be anticipated that WRIMCO will frequently, yet not always, place concurrent orders for all or most accounts for which it has responsibility, or WRIMCO may otherwise combine orders for its Portfolio with those of other accounts for which it has investment discretion, including accounts of its affiliates. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), WRIMCO will ordinarily allocate the transaction pro rata based on the orders it has placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows:  the IPO shares are initially allocated pro rata among the included portfolios/funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included portfolios/funds and/or advisory accounts, except that (a) within a group having a small cap-
related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included portfolio/fund or advisory account and (b) within a group having a mid cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as the portfolio/fund's or advisory account's investment strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions. In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its portfolios/funds and other advisory accounts. Sharing in large transactions could affect the price a Portfolio pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

     To effect the portfolio transactions of a Portfolio, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by WRIMCO to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts over which WRIMCO has investment discretion.

     Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1)
advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers, (2) furnishing analyses and reports, or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, WRIMCO may also consider sales of the Portfolio shares as a factor in the selection of broker-
dealers to execute the Portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO or its affiliates.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Portfolio and one or more of such other accounts.
To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by WRIMCO.

     Such investment research, which may be supplied by a third party at the request of a broker, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of
WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in the Portfolio or being considered for purchase.

    The Fund may also use its brokerage to pay for pricing or quotation services to value securities. The Portfolios have not been in operation prior to the date of this SAI; therefore, no brokerage commissions were paid by the Fund with respect to the Portfolios.

    The Fund, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by the Portfolios. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

                             OTHER INFORMATION

Capital Stock

     The Fund was incorporated in Maryland on December 2, 1986. Prior to
August 31, 1998, the Fund was known as TMK/United Funds, Inc.; prior to
October 16, 2000, it was known as Target/United Funds, Inc. Capital stock is currently divided into the following classes which are a type of class designated a series as that term is defined in the Articles of
Incorporation of the Fund:  Asset Strategy Portfolio, Balanced Portfolio,
Bond Portfolio, Growth Portfolio, High Income Portfolio, Core Equity
Portfolio, International Portfolio, Limited-Term Bond Portfolio, Money
Market Portfolio, Micro Cap Growth Portfolio, Science and Technology
Portfolio, Small Cap Portfolio, Small Company Value Portfolio, and Value
Portfolio.

     The Board may change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

     Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared by the
Portfolio and, upon liquidation or dissolution, in net assets of such
Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.

    The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

    Special meetings of shareholders may be called for any purpose upon receipt by the Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

Voting Rights

     All shares of the Fund have equal voting rights (regardless of the NAV per share) except that on matters affecting only one Portfolio, only shares of that Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any directors.

     Matters in which the interests of all the Portfolios are substantially identical (such as the election of Directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment Management Agreement) will be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, will be voted on separately by the
Portfolio.

     Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that:  (1) the matter has not been approved by a majority of the outstanding voting securities of any other
Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The phrase a majority of the outstanding voting securities of a
Portfolio (or of the Fund) means the vote of the lesser of:  (1) 67% of the shares of a Portfolio (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy;
or (2) more than 50% of the outstanding shares of a series (or the Fund).

     To the extent required by law, Policyholders are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance
Companies will vote the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

                                APPENDIX A

     The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

                         DESCRIPTION OF BOND RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

1.  Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation;

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     A brief description of the applicable S&P rating symbols and their meanings follow:

    AAA -- Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards:  Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as Investment Grade ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

       Moody's. A brief description of the applicable Moody's rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE:  Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  DESCRIPTION OF PREFERRED STOCK RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

    The preferred stock ratings are based on the following considerations:

1.  Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.  Nature of, and provisions of, the issue;

3.  Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

    AA -- A preferred stock issue rated AA also qualifies as a high-
quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

    A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the
'A' category.

    BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

    C -- A preferred stock rated C is a non-paying issue.

    D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

    NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Moody's. Note:  Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Preferred stock rating symbols and their definitions are as follows:

    aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

    aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

    a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

    baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

    ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

    b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

    caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

    ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

    c -- This is the lowest rated class of preferred or preference stock.
Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  DESCRIPTION OF COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1.
Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of
Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated
Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1)
leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated
Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

                         REGISTRATION STATEMENT

                                  PART C

                             OTHER INFORMATION

23.  Exhibits:

    (a)  Articles of Incorporation, as amended, filed July 1, 1998 as EX-
         99.B1-charter to Post-Effective Amendment No. 21 to the
         Registration Statement on Form N-1A*

         Articles of Amendment, dated May 13, 1998, filed July 1, 1998 as
         EX-99.B1-tkartsup to Post-Effective Amendment No. 21 to the
         Registration Statement on Form N-1A*

         Articles Supplementary, dated May 25, 1999, filed by EDGAR on
         April 29, 2002 as EX-99.B(a)tmkartsup1 to Post-Effective
         Amendment No. 27 to the Registration Statement on Form N-1A*

         Articles Supplementary, dated July 19, 1999, filed by EDGAR on
         April 29, 2002 as EX-99.B(a)tmkartsup2 to Post-Effective
         Amendment No. 27 to the Registration Statement on Form N-1A*

         Articles Supplementary, dated August 21, 1998, filed by EDGAR on
         April 29, 2002 as EX-99.B(a)tmkartsup3 to Post-Effective
         Amendment No. 27 to the Registration Statement on Form N-1A*

         Articles Supplementary, dated February 18, 2000, filed by EDGAR on April 27, 2000 as EX-99.B(a)tgtsupp to Post-Effective
         Amendment No. 23 to the Registration Statement on Form N-1A*

         Articles of Amendment, dated September 26, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend1 to Post-Effective
         Amendment No. 24 to the Registration Statement on Form N-1A*

         Articles of Amendment, dated November 15, 2000, filed by EDGAR on
         March 1, 2001 as EX-99.B(a)tgtartamend2 to Post-Effective
         Amendment No. 24 to the Registration Statement on Form N-1A*

         Articles Supplementary, dated February 14, 2001, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartsupp to Post-Effective
         Amendment No. 24 to the Registration Statement on Form N-1A*

         Articles of Amendment, dated August 22, 2001, filed by EDGAR on
         April 29, 2002 as EX-99.B(a)tgtartamend1 to Post-Effective
         Amendment No. 27 to the Registration Statement on Form N-1A*

         Articles of Amendment, dated November 14, 2001, filed by EDGAR on
         April 29, 2002 as EX-99.B(a)tgtartamend2 to Post-Effective
         Amendment No. 27 to the Registration Statement on Form N-1A*

         Articles of Amendment for Reallocation of Shares, dated November
         13, 2002, attached hereto as EX-99.B(a)tgtartamend

         Articles of Amendment for Reallocation of Shares, dated March 26,
         2003, attached hereto as EX-99.B(a)tgtartamend2

    (b)  Bylaws filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-
         Effective Amendment No. 13 to the Registration Statement on Form
         N-1A*

         Amendment to Bylaws, dated February 10, 1999, filed by EDGAR on
         March 1, 1999 as EX-99.B(b)-bylaw2 to Post-Effective Amendment
         No. 22 to the Registration Statement on Form N-1A*

         Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on March
         1, 2001 as EX-99.B(b)tgtbylawamend1 to Post-Effective Amendment
         No. 24 to the Registration Statement on Form N-1A*

         Amendment to Bylaws, dated August 16, 2000, filed by EDGAR on
         March 1, 2001 as EX-99.B(b)tgtbylawamend2 to Post-Effective
         Amendment No. 24 to the Registration Statement on Form N-1A*

    (c)  Articles Fifth and Seventh of the Articles of Incorporation, as
         amended, and Articles I and IV of the Bylaws, as amended, each define the rights of shareholders.

    (d)  Investment Management Agreement with fee schedule amended to reflect the addition of Science and Technology Portfolio filed
         October 31, 1996 as EX-99.B5-tmkima to Post-Effective Amendment
         No. 14 to the Registration Statement on Form N-1A*

         Fee Schedule (Exhibit A) to the Investment Management Agreement,
         as amended, filed by EDGAR on March 1, 2001 as EX-
         99.B(d)tgtimafees to Post-Effective Amendment No. 24 to the
         Registration Statement on Form N-1A*

         Investment Management Agreement, as amended and restated August
         21, 2002, with Fee Schedule (Exhibit A) amended _______, 2003, attached hereto as EX-99/B(d)tgtima

    (e)  Distribution Contract between TMK/United Funds, Inc. and United
         Investors Life Insurance Company, dated April 4, 1997, filed by
         EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective
         Amendment No. 24 to the Registration Statement on Form N-1A*

         Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-
         Effective Amendment No. 24 to the Registration Statement on Form
         N-1A*

         Agreement Amending Distribution Contract, effective December 31,
         1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective
         Amendment No. 24 to the Registration Statement on Form N-1A*

         Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1,
         2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

         Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on
         April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective
         Amendment No. 27 to the Registration Statement on Form N-1A*

         Fund Participation Agreement with Nationwide Life Insurance
         Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the
         Registration Statement on Form N-1A*

    (f)  Not applicable

    (g)  Custodian Agreement, as amended, filed April 26, 2000 as EX-
         99.B(g)tgtca to Post-Effective Amendment No. 23 to the
         Registration Statement on Form N-1A*. The Custodian Agreement for
         Target/United Funds, Inc. Asset Strategy Portfolio was filed as a representative copy. The Custodian Agreements for all portfolios of W&R Target Funds, Inc. are identical with the exception of their respective effective dates.

         Amendment to Custodian Agreement, dated July 1, 2001, attached hereto as EX-99.B(g)tgtcaamend. The Amendment to the Custodian
         Agreement for W&R Target Funds, Inc. Asset Strategy Portfolio is
         being filed as a representative copy. The Amendment to Custodian
         Agreements for all portfolios of W&R Target Funds, Inc. (except
         Micro Cap Growth Portfolio and Small Company Value Portfolio) are
         identical with the exception of their respective effective dates.

         Delegation Agreement, dated July 1, 2001, attached hereto as EX-
         99B(g)tgtcadel. Delegation Agreement for W&R Target Funds, Inc.
         Asset Strategy Portfolio is being filed as a representative copy.
         The Delegation Agreements for all portfolios of W&R Target Funds,
         Inc. (except Micro Cap Growth Portfolio and Small Company Value
         Portfolio) are identical with the exception of their respective effective dates.

         Custodian Agreement for Micro Cap Growth Portfolio, attached hereto as EX-99.B(g)mcgpca. The Custodian Agreement for Small
         Company Value Portfolio is identical to the Custodian Agreement for Micro Cap Growth Portfolio.

         Rule 17f-5 Delegation Agreement for Micro Cap Growth Portfolio,
         attached hereto as EX-99.B(g)mcgpcadel. The Rule 17f-5 Delegation
         Agreement for Small Company Value Portfolio is identical to the
         Rule 17f-5 Delegation Agreement for Micro Cap Growth Portfolio.

    (h)  Accounting Services Agreement filed October 3, 1995 as EX-99.B9-
         tmkasa to Post-Effective Amendment No. 12 to the Registration
         Statement on Form N-1A*

         Amendment to Accounting Services Agreement, dated September 1,
         2000, filed by EDGAR on March 1, 2001 as EX-99.B(h)tgtasaamend to
         Post-Effective Amendment No. 24 to the Registration Statement on
         Form N-1A*

    (i)  Opinion and Consent of Counsel attached hereto as EX-
         99.B(i)tgtlegopn

    (j)  Not applicable

    (k)  Not applicable

    (l)  Agreement between United Investors Life Insurance Company and
         Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-
         Effective Amendment No. 8 to the Registration Statement on Form
         N-1A*

         Agreement between United Investors Life Insurance Company and
         International Portfolio, Small Cap Portfolio, Balanced Portfolio
         and Limited-Term Bond Portfolio filed February 15, 1995 as EX-
         99.B13-tmkuil to Post-Effective Amendment No. 11 to the
         Registration Statement on Form N-1A*

         Agreement between United Investors Life Insurance Company and
         Asset Strategy Portfolio filed October 3, 1995 as EX-99.B13-
         tmkuilasp to Post-Effective Amendment No. 12 to the Registration
         Statement on Form N-1A*

         Agreement between United Investors Life Insurance Company and
         Science and Technology Portfolio filed October 31, 1996 as EX-
         B.13-tmkuilst to Post-Effective Amendment No. 14 to the
         Registration Statement on Form N-1A*

    (m)  Service Plan filed by EDGAR on March 1, 1999 as EX-99.B(m)-tmksp to Post-Effective Amendment No. 22 to the Registration Statement
         on Form N-1A*

         Service Plan, as revised May 16, 2001, filed by EDGAR on April
         29, 2002 as EX-99.B(m)tgtsp to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

    (n)  Not applicable

    (o)  Not applicable

    (p)  Code of Ethics, as amended November 13, 2002, attached hereto as
         EX-99.B(p)tgtcode

24. Persons Controlled by or under common control with Registrant
    -------------------------------------------------------------
    None

25. Indemnification
    ---------------
    Reference is made to Section 7 of Article SEVENTH of the Articles of
    Incorporation of Registrant, as amended, filed July 1, 1998 as EX-
    99.B1-charter to Post-Effective Amendment No. 21 to the Registration
    Statement on Form N-1A*, to Paragraph 7 of the Distribution Contract
    between TMK/United Funds, Inc. and United Investors Life Insurance
    Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-
    99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration
    Statement on Form N-1A*, and to Paragraph 12 of the Fund Participation
    Agreement with Nationwide Life Insurance Company, dated December 1,
    2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-
    Effective Amendment No. 24 to the Registration Statement on Form N-
    1A*, each of which provides for indemnification. Also refer to Section
    2-418 of the Maryland General Corporation Law regarding
    indemnification of directors, officers, employees and agents.

    Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No.
    11330 (September 4, 1980) and successor releases.

    Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the
    Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable.
    In the event that a claim for indemnification against such liabilities
    (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26. Business and Other Connections of Investment Manager
    ----------------------------------------------------
    Waddell & Reed Investment Management Company (WRIMCO)is the investment manager of the Registrant. WRIMCO is not engaged in any business other than the provision of investment management services to those registered investment companies as described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

    Each director and executive officer of WRIMCO or its predecessors, has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the
    Registrant. The address of such officers is 6300 Lamar Avenue, Shawnee
    Mission, Kansas  66202-4200.

    As to each director and officer of WRIMCO, reference is made to the
    Prospectus and SAI of this Registrant.

27. Principal Underwriter and Distributor
    -------------------------------------
    (a)  Waddell & Reed, Inc. is the Principal Underwriter and Distributor
         of the Registrant's shares. It is the principal underwriter to the following investment companies:

         Waddell & Reed Advisors Asset Strategy Fund, Inc.
         Waddell & Reed Advisors Cash Management, Inc.
         Waddell & Reed Advisors Continental Income Fund, Inc.
         Waddell & Reed Advisors Fixed Income Funds, Inc.
         Waddell & Reed Advisors Funds, Inc.
         Waddell & Reed Advisors Global Bond Fund, Inc.
         Waddell & Reed Advisors High Income Fund, Inc.
         Waddell & Reed Advisors International Growth Fund, Inc.
         Waddell & Reed Advisors Municipal Bond Fund, Inc.
         Waddell & Reed Advisors Municipal High Income Fund, Inc.
         Waddell & Reed Advisors New Concepts Fund, Inc.
         Waddell & Reed Advisors Retirement Shares, Inc.
         Waddell & Reed Advisors Small Cap Fund, Inc.
         Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
         Waddell & Reed Advisors Value Fund, Inc.
         Waddell & Reed Advisors Vanguard Fund, Inc.
         W&R Funds, Inc.
         Waddell & Reed InvestEd Portfolios, Inc.
         Waddell & Reed Advisors Select Life
         Waddell & Reed Advisors Survivorship Life
         Waddell & Reed Advisors Select Annuity
         Waddell & Reed Advisors Select Income Annuity
         Waddell & Reed Advisors Select Plus Annuity

    (b)  The information contained in the underwriter's application on
         Form BD, as filed on March 7, 2003 SEC No. 8-27030 under the
         Securities Exchange Act of 1934, is herein incorporated by reference.

    (c)  No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28. Location of Accounts and Records
    --------------------------------
    The accounts, books and other documents required to be maintained by
    Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Ms. Kristen
    A. Richards and Mr. Theodore W. Howard, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee
    Mission, Kansas 66201-9217.

29. Management Services
    -------------------
    There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Items
    23(h) and 23(m) hereof.

30. Undertakings
    ------------
    Not applicable

---------------------------------
*Incorporated herein by reference

                            POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned,  WADDELL
& REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED ADVISORS CASH
MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME FUND, INC.,
WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS GLOBAL BOND
FUND, INC., WADDELL & REED ADVISORS FIXED INCOME FUNDS, INC., WADDELL &
REED ADVISORS HIGH INCOME FUND, INC., WADDELL & REED ADVISORS INTERNATIONAL
GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL BOND FUND, INC.,
WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC., WADDELL & REED
ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED ADVISORS NEW
CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT SHARES, INC.,
WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED ADVISORS TAX-
MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND, INC.,
WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS, INC.,W&R
FUNDS, INC. AND WADDELL & REED INVESTED PORTFOLIOS, INC.(each hereinafter called the Corporation), and certain directors and officers for the
Corporation, do hereby constitute and appoint KEITH A. TUCKER, DANIEL C.
SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of
1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated
below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the
Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such
Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  May 15, 2002                     /s/Henry J. Herrmann
                                        --------------------------
                                        Henry J. Herrmann, President

/s/Keith A. Tucker          Chairman of the Board       May 15, 2002
-------------------                                     -----------------
Keith A. Tucker

/s/Henry J. Herrmann        President and Director      May 15, 2002
--------------------                                    -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President, Treasurer   May 15, 2002
--------------------        and Principal Accounting    -----------------
Theodore W. Howard          Officer

/s/James M. Concannon       Director                    May 15, 2002
--------------------                                    -----------------
James M. Concannon

/s/John A. Dillingham       Director                    May 15, 2002
--------------------                                    -----------------
John A. Dillingham

/s/David P. Gardner         Director                    May 15, 2002
-------------------                                     -----------------
David P. Gardner

/s/Linda K. Graves          Director                    May 15, 2002
--------------------                                    -----------------
Linda K. Graves

/s/Joseph Harroz, Jr.       Director                    May 15, 2002
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/John F. Hayes            Director                    May 15, 2002
--------------------                                    -----------------
John F. Hayes

/s/Robert L. Hechler        Director                    May 15, 2002
--------------------                                    -----------------
Robert L. Hechler

/s/Glendon E. Johnson       Director                    May 15, 2002
--------------------                                    -----------------
Glendon E. Johnson

/s/Frank J. Ross, Jr.       Director                    May 15, 2002
--------------------                                    -----------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz      Director                    May 15, 2002
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Frederick Vogel III      Director                    May 15, 2002
--------------------                                    -----------------
Frederick Vogel III

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and
State of Kansas, on the 28th day of March, 2003.

                         W&R TARGET FUNDS, INC.

                               (Registrant)

                         By /s/ Henry J. Herrmann*
                        ------------------------
                      Henry J. Herrmann, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures          Title
    ----------           -----

/s/Keith A. Tucker*      Chairman of the Board         March 28, 2003
----------------------                                 ------------------
Keith A. Tucker

/s/Henry J. Herrmann*    President and Director        March 28, 2003
----------------------                                 ------------------
Henry J. Herrmann

/s/Theodore W. Howard*   Vice President, Treasurer,    March 28, 2003
----------------------   Principal Financial Officer   ------------------
Theodore W. Howard       and Principal Accounting
                         Officer

/s/James M. Concannon*   Director                      March 28, 2003
-------------------                                    ------------------
James M. Concannon

/s/John A. Dillingham*   Director                      March 28, 2003
-------------------                                    ------------------
John A. Dillingham

/s/David P. Gardner*     Director                      March 28, 2003
-------------------                                    ------------------
David P. Gardner

/s/Linda K. Graves*      Director                      March 28, 2003
-------------------                                    ------------------
Linda K. Graves

/s/Joseph Harroz, Jr.*   Director                      March 28, 2003
-------------------                                    ------------------
Joseph Harroz, Jr.

/s/John F. Hayes*        Director                      March 28, 2003
-------------------                                    ------------------
John F. Hayes

/s/Robert L. Hechler*    Director                      March 28, 2003
----------------------                                 ------------------
Robert L. Hechler

/s/Glendon E. Johnson*   Director                      March 28, 2003
-------------------                                    ------------------
Glendon E. Johnson

/s/William T. Morgan*    Director                      March 28, 2003
-------------------                                    ------------------
William T. Morgan

/s/Frank J. Ross, Jr.*   Director                      March 28, 2003
-------------------                                    ------------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*  Director                      March 28, 2003
-------------------                                    ------------------
Eleanor B. Schwartz

/s/Frederick Vogel III*  Director                      March 28, 2003
-------------------                                    ------------------
Frederick Vogel III

*By /s/Kristen A. Richards
------------------------
    Kristen A. Richards
    Attorney-in-Fact

ATTEST: /s/Daniel C. Schulte
---------------------------
        Daniel C. Schulte
        Assistant Secretary